Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of E-Home Household Service Holdings Limited and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Discontinued operations

Discontinued operations

The Company accounts for a component of its business as a discontinued operation when the criteria in ASC 205-20, Presentation of Financial Statements — Discontinued Operations, are met. A discontinued operation is a component of an entity that has been disposed of or is classified as held for sale and represents a separate major line of business or geographical area of operations, or is part of a single coordinated plan to dispose of such a line of business or area of operations, and for which the operations and cash flows can be clearly distinguished from the rest of the Company.

Upon meeting the criteria for discontinued operations, the results of operations of the component, including any gain or loss recognized on the disposal, are presented separately, net of income taxes, from continuing operations in the consolidated statements of operations for all periods presented. Assets and liabilities of a component classified as held for sale are presented separately in the consolidated balance sheets.

Prior-period financial statements are reclassified to conform to the current presentation when a component of the business is reported as a discontinued operation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, the allowance for credit losses, estimated useful lives of property and equipment, and operating lease right-of-use assets, and accruals for income tax uncertainties.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash at banks and online payment platform, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash is cash held as collateral for transactions and loans the Company has entered into or penalty the Company is required to pay.

The balance of restricted cash presented on the face of the consolidated balance sheets as of June 30, 2026 and 2025 were Nil and $8,425, respectively.

Accounts receivable

Accounts receivable

Accounts receivable arise from cleaning services provided under contractual service orders and are recognized when the Company’s right to consideration is unconditional. Accounts receivable are non-interest-bearing and are presented net of an allowance for expected credit losses. Payment is due in accordance with the relevant contractual terms. The Company expects to collect its current accounts receivable, net of the allowance for expected credit losses, within one year.

The Company use CECL model and individual evaluation method to estimate the allowance for credit losses. For those past due balances and other higher risk receivables identified by the Company are reviewed individually for collectability. The Company evaluates the expected credit loss of accounts receivable based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

Based on its assessment of the recoverability of accounts receivable, the Company recorded a reversal of expected credit loss expense of $16,623 for the year ended June 30, 2026, and expected credit losses of $105,212 and $288,662 for the years ended June 30, 2025 and 2024, respectively.

Advance to suppliers

Advance to suppliers

Advance to suppliers refer to advances for purchase of inventories or services, which are applied against accounts payable when the inventories or services are received.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered as impaired. The allowance for advances to suppliers recognized for the years ended June 30, 2026, 2025 and 2024 were Nil, Nil and $222,721, respectively.

Loan receivables

Loan receivables

Loan receivables represent amounts due from non-related party companies. Loan receivables are recorded at the outstanding principal amount, net of an allowance for credit losses if applicable. The Company assesses the collectability of loan receivables on a periodic basis in accordance with ASC 326, Financial Instruments — Credit Losses. An allowance for credit losses is established when management determines that it is probable that not all amounts will be collected according to the contractual terms. The assessment is based on factors such as the borrower’s financial condition, payment history, current economic conditions, and reasonable and supportable forecasts. Loan balances are written off when collection is deemed not probable and all collection efforts have been exhausted.

Interest income of loan receivables is recognized based on the contractual interest rates using the effective interest method. Interest receivable recorded in prepayments, deposits and other current assets represents accrued interest that has been earned but not yet received as of the balance sheet date. Accrued interest is evaluated for collectability together with the related loan receivables and is included in the allowance for credit losses, if applicable.

Prepayments, deposits and other current assets

Prepayments, deposits and other current assets

Prepayments, deposits and other current assets refer to prepaid for marketing fee, receivable from equity transfer, tax receivable and so on. Prepaid marketing fees are amortized during the contract periods which are within 1 year.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the receivables expected not to be collected, the Company would write off such amount in the period when it is considered as impaired. For the years ended June 30, 2026, 2025 and 2024, the Company assessed the recoverability of its prepayments, deposits and other current assets and record expected credit losses of $62,381, $1,342,454 and Nil, respectively.

Inventories

Inventories

Inventories primarily include purchased accessories, appliances and E-watches for senior care services. Cost of inventories is based on purchase costs. Inventories are stated at the lower of cost or net realizable value. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress. For the years ended June 30, 2026, 2025 and 2024, the Company recorded impairment provision of inventories for lower of cost or net realizable value of Nil, Nil and Nil, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Depreciation is provided on the straight-line method based on the estimated useful lives of the assets as follows:

Useful Lives
Buildings and improvements	20 years
Office and electronic equipment	3 - 5 years
Motor vehicles	4 - 10 years
Machinery	5 - 10 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss).

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

Long-lived assets are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Long-lived assets with carrying values that are not expected to be recovered through future cash flows are written down to their estimated fair values. The carrying value of a long-lived asset is deemed not recoverable if it exceeds the sum of undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the asset’s carrying value exceeds the sum of its undiscounted cash flows, a non-cash asset impairment charges equal to the excess of the asset’s carrying value over its estimated fair value is recorded. Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at a specified measurement date. The Company measures fair value using market price indicators or, in the absence of such data, appropriate valuation technique.

Leases

Leases

From July 1, 2018, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There were no impairment losses for right-of-use lease assets recorded for the years ended June 30, 2026, 2025 and 2024.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, prepayments, deposits and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 – Quoted prices in active markets for identical assets and liabilities.

Level 2 – Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 –Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, loan receivables, due from related parties, payment, deposits and other current assets and accounts payable to approximate the fair value of the respective assets and liabilities as of June 30, 2026 and 2025 owing to their short-term or immediate nature. The carrying amounts of the long-term receivables and payables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market. For the years ended June 30, 2026, 2025 and 2024, there were no transfers between different levels of inputs used to measure fair value.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, pursuant which revenue is recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company’s revenues are subject to value added tax (“VAT”). To record VAT payable, the Company uses the gross presentation method, which presents the taxable services and the available input VAT amount (at the rate applicable to the supplier). Revenues are recorded net of VAT in accordance with ASC 606.

The Company generates revenues primarily from installation & maintenance services, housekeeping services, senior care services, sales of household appliance accessories and sales of E-watches. The Company sells its goods and services through a third-party service provider, WeChat platform.

The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The recognition of revenues involves certain management judgments. The amount and timing of our revenues could be materially different for any period if management made different judgments or utilized different estimates.

The Company has elected the practical expedient under ASC 606-10-32-18 not to adjust the promised consideration for the effects of a significant financing component when, at contract inception, the expected interval between customer payment and the transfer of the related goods or services is one year or less.

Installation& maintenance

Installation and maintenance services mainly consist of the following services: technical home installation and repair, maintenance and other after-sales services provided under individual customer orders. Revenues from installation and maintenance services are recognized at a point in time when the specified work is completed and control of the completed service outcome transfers to the customer. Customers do not receive and consume the benefits of these services before completion and do not control the work in progress. The Company does not have an enforceable right to payment for performance completed to date before the entire order is completed.

For service arrangements that include multiple performance obligations, the transaction price is allocated to each performance obligation based on its standalone selling price. The Company allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price method, generally based on the best estimate of selling price.

The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company engages third-party service providers to perform services on its behalf. The Company directs the provision of services, sets service prices and remains responsible for fulfilling customer orders, including arranging a replacement provider when necessary. Based on its assessment of control over the specified services before their transfer to customers, the Company acts as principal and recognizes revenue at the gross amount of consideration to which it expects to be entitled.

Customers place orders through the Company’s mobile application and make payments through third-party payment platforms, such as WeChat Pay and Alipay. When placing an order, customers pay either a required visit fee or the estimated total service fee. Amounts collected before the related performance obligations are satisfied are recorded as contract liabilities.

Housekeeping services

Housekeeping services refer to services including housecleaning, maternity matron and personnel staffing. Revenues from housekeeping are generally recognized as the services are rendered because customers simultaneously receive and consume the benefits of the services. Individual app-based housekeeping orders are generally completed within a short period and recorded upon completion, with appropriate period-end adjustments for services rendered but not yet completed. For certain cleaning service orders provided to corporate clients under service arrangements that cover a specified period, revenue is recognized over time on a time-elapsed basis over the contractual service periods, reflecting the pattern in which the services are provided to customers.

The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company has concluded that it acts as principal in its housekeeping arrangements and recognizes revenue at the gross amount of consideration to which it expects to be entitled.

Senior care services

Senior care services refer to services including heart rate test, daily steps count, location and track record, call for help by WeChat or phone, and other care services including nanny service rendered to senior customers through an E-watch, which is given to the customers when they pay the annual fees. The customers sign a contract for the services with our company. The contract term is normally one year.

The transaction price is allocated between the E-watch and the related care services based on their relative standalone selling prices. Revenue allocated to the E-watch is recognized at a point in time when the customer receives the E-watch and obtains control of it. Revenue allocated to the care services is recognized over the contractual service period as the services are provided. Amounts allocated to services not yet provided are recorded as contract liabilities.

The Company considers whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for the other party to provide those goods or services (that is, the entity is an agent). The Company has concluded that it acts as principal in its senior care arrangements and recognizes revenue at the gross amount of consideration to which it expects to be entitled.

Disaggregation of revenue from contracts with customers

The senior care services consist of the sale of E-watch and the care services. The E-watch cannot be sold to the customers solely without the care services, and the care services should be rendered by the E-watch. Consequently, the Company regards these operating activities as operating in one material segment, being the revenue of senior care services. The Company disaggregated senior care services revenue into the sales of the E-watch and the care service. Sales of E-watches are recognized in revenue at a point in time while revenue from care service is recognized over a period.

Contract assets

The Company assesses whether contract assets arise by evaluating the timing of its performance, customer payments and contractual rights to consideration under each type of arrangement. For app-based installation and maintenance services and housekeeping orders, customers had settled the consideration relating to revenue recognized as of each reporting date. Accounts receivable arose solely from cleaning services provided under contractual service orders. The Company’s rights to consideration for services already rendered as of the reporting dates were unconditional and did not depend on further performance. Accordingly, unpaid amounts were recorded as accounts receivable. For senior care arrangements, annual fees covering the E-watch and related services are collected in advance. Amounts allocated to services not yet provided are recorded as contract liabilities and recognized as revenue over the service period. Based on the assessment, the Company had no contract assets as of June 30, 2026 and 2025.

Contract liabilities

Contract liabilities represent the Company’s obligation to transfer goods or services to a customer for which consideration has been received or is due. The Company recognizes contract liabilities when customer payments are received or become due, whichever is earlier, before the related performance obligation is satisfied. Contract liabilities are recognized as revenue when or as the related performance obligations are satisfied.

Remaining performance obligations

The Company applies the disclosure exemption in ASC 606-10-50-14(a) to performance obligations that are part of contracts with an original expected duration of one year or less. Accordingly, the Company does not disclose the transaction price allocated to remaining performance obligations or the expected timing of recognition for those contracts. These performance obligations relate to the services described above and have remaining contractual durations of one year or less.

Cost of revenues	Cost of revenues Cost of revenues consists of service fees paid to staff, outlets, suppliers and the cost of accessories sold.
Government subsidies

Government subsidies

Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies are recognized when received and all the conditions for their receipt have been met.

For the years ended June 30, 2026, 2025 and 2024, the Company received government subsidies of Nil, $338 and $14,035, respectively. The grants were recorded as other income in the consolidated financial statements.

Income taxes

Income taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any PRC tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

Ordinary shares

Ordinary shares

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no potentially dilutive ordinary shares for the years ended June 30, 2026 and 2025. The potentially dilutive ordinary shares for year ended June 30, 2024 was 55 shares.

Comprehensive income (loss)

Comprehensive income (loss)

ASC Topic 220 establishes standards for reporting comprehensive income (loss) and its components. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events from non-owner sources. For the years ended June 30, 2026, 2025 and 2024, foreign currency translation income adjustments of $13,264,053, and foreign currency translation loss adjustments of $1,120,662 and $62,877, respectively, were recognized as a component of accumulated other comprehensive income (loss), respectively.

Foreign currency

Foreign currency

Foreign currency translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The functional currency of the Company’s Hong Kong-based and the Cayman-based parent is the U.S. dollar. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All exchange gains or losses arising from translation of these foreign currency transactions are included as a separate component of accumulated other comprehensive income (loss).

Foreign operations translation

In translating the financial statements of the Company’s PRC subsidiaries from their functional currency into the Company’s reporting currency of United States dollars, consolidated balance sheet accounts are translated using the closing exchange rate in effect at the balance sheet date and income and expense accounts are translated using an average exchange rate prevailing during the reporting period. Adjustments resulting from the translation, if any, are included in accumulated other comprehensive income (loss) in shareholders’ equity. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s consolidated financial condition in terms of U.S. Dollar reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	June 30, 2026	June 30, 2025	June 30, 2024
Year-end spot rate	US$1= 6.8109 RMB	US$1= 7.1586 RMB	US$1= 7.1268 RMB
Average rate	US$1= 6.9879 RMB	US$1= 7.1518 RMB	US$1= 7.1249 RMB

Segment reporting

Segment reporting

Operating segments, and the amounts of each segment item reported in the consolidated financial statements, are identified from the financial information provided regularly to the Company’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Company’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria. The Company’s three segments are installation & maintenance, housekeeping, and senior care services. The Company launched senior care services and started generating revenue from this new segment in August 2019.

Commitments and contingencies

Commitments and contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. The Company’s capital commitments and contingencies as of June 30, 2026 are disclosed in Note 18 to these consolidated financial statements.

Concentration of risks

Concentration of risks

Exchange rate risks

The Company’s Chinese subsidiaries may be exposed to significant foreign currency risks from exchange rate fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of June 30, 2026 and 2025, the RMB denominated cash and cash equivalents amounted to $263,255,420 and $173,009,847, respectively.

Currency convertibility risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which stated on the consolidated balance sheets represented the Company’s maximum exposure. The Company places its cash and cash equivalents in good credit quality financial institutions in China.

Risks and uncertainties

Risks and uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In July 2024, the FASB issued ASU 2024-03, Income Statement — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities to provide more detailed disaggregation of certain expense line items presented in the income statement, including the amounts related to employee compensation, depreciation, amortization, and inventory and manufacturing expense, among others. The objective of this update is to enhance the transparency and decision-usefulness of expense information provided to investors. The amendments are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statement disclosures and expects the standard will primarily affect the level of expense disaggregation presented in the notes to the consolidated financial statements rather than recognition or measurement.

In January 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-01 — Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company expects the adoption on this ASU will not have a material effect on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and other comprehensive income (loss) and statements of cash flows.